Schedule of Fair value Derivative Liability (Details) - PROCAP BTC, LLC [Member]	Sep. 30, 2025	Jun. 30, 2025	Jun. 23, 2025
Measurement Input Strike Price [Member]
Business Combination [Line Items]
Derivative liability measurement input	10.75	9.56	11.94
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Derivative liability measurement input	9.11	10.69	10.79
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Derivative liability measurement input	29.6	46.8	47.6
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Derivative liability measurement input	0.2	0.5	0.5
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Derivative liability measurement input	3.94	4.25	4.29